Decommissioning Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in other provisions [abstract]
Less: Current portion of decommissioning liability 1	$ (8.5)	$ (3.3)
Provision for decommissioning, restoration and rehabilitation costs [member]
Reconciliation of changes in other provisions [abstract]
Beginning balance	106.1	75.2
Reclamation expenditures		(1.2)
Accretion expense	4.2	2.3
Reclamation expenses	0.4	1.2
Revisions to expected discounted cash flows	6.7	29.8
Less: Current portion of decommissioning liability 1	(8.5)
Other non-current provisions	108.1
Ending balance	$ 116.6	$ 106.1